Consolidated Statements of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Sales	$ 1,731	$ 2,424
Cost of sales	(1,582)	(1,686)
General and administrative expenses	(14)	(18)
Depreciation and amortization	(136)	(134)
Loss on disposal of assets, net	(3)	(2)
Impairment of assets	(10)	(80)
Expense of restructuring activities	(2)	0
Operating (loss) income	(16)	504
Non-operating (expense) income:
Finance costs	(45)	(37)
Interest income	2	4
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid	(10)	0
(Loss) earnings before income tax	(69)	471
Income tax recovery (expense)	27	(100)
(Loss) earnings	$ (42)	$ 371
(Loss) earnings per common share
Basic (in dollars per share)	$ (0.51)	$ 4.29
Diluted (in dollars per share)	$ (0.51)	$ 4.27